VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.1%
U.S. Treasury Bonds 1.875%, 2/15/51	$ 362	$346
U.S. Treasury Notes
0.875%, 6/30/26	95	95
1.250%, 6/30/28	30	30
1.625%, 5/15/31	133	135
Total U.S. Government Securities (Identified Cost $586)		606

Corporate Bonds and Notes—21.3%
Austria—0.0%
Suzano Austria GmbH 3.750%, 1/15/31	30	31
Canada—0.0%
Cenovus Energy, Inc. 3.800%, 9/15/23	20	21
Cayman Islands—0.1%
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	45	52
Ireland—0.3%
AerCap Ireland Capital DAC 3.500%, 1/15/25	85	90
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	30	33
STERIS Irish FinCo UnLtd Co. 2.700%, 3/15/31	60	61
		184

Japan—0.1%
Takeda Pharmaceutical Co., Ltd. 3.025%, 7/9/40	40	40
Luxembourg—0.1%
ArcelorMittal S.A. 7.250%, 10/15/39	25	35
Mexico—0.1%
Petroleos Mexicanos 4.500%, 1/23/26	55	56
Netherlands—1.0%
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(1)	250	247
Enel Finance International N.V. 144A 2.650%, 9/10/24(1)	200	210
	Par Value	Value

Netherlands—continued
NXP B.V. 144A 3.400%, 5/1/30(1)	$75	$82
		539

Puerto Rico—0.3%
Popular, Inc. 6.125%, 9/14/23	165	178
South Korea—0.4%
LG Chem Ltd. 144A 1.375%, 7/7/26(1)	200	198
United Kingdom—0.6%
BAE Systems plc 144A 3.400%, 4/15/30(1)	80	87
Natwest Group plc 2.359%, 5/22/24	200	206
Vodafone Group plc 5.125%, 6/4/81	45	46
		339

United States—18.3%
Air Products and Chemicals, Inc. 2.800%, 5/15/50	57	57
Alabama Power Co.
5.700%, 2/15/33	25	32
4.100%, 1/15/42	20	23
3.125%, 7/15/51	18	18
Alexandria Real Estate Equities, Inc. 2.000%, 5/18/32	28	27
Amazon.com, Inc. 3.250%, 5/12/61	61	64
American Airlines, Inc. 144A 5.500%, 4/20/26(1)	50	53
American Express Co.
3.625%, 12/5/24	55	60
8.150%, 3/19/38	70	111
American International Group, Inc.
3.400%, 6/30/30	45	49
6.820%, 11/15/37	14	19
American Tower Corp.
3.375%, 5/15/24	100	107
2.750%, 1/15/27	185	196
American Water Capital Corp. 2.300%, 6/1/31	56	57
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	120	134
Arizona Public Service Co. 5.500%, 9/1/35	95	124
AT&T, Inc.
3.100%, 2/1/43	53	52
144A 3.500%, 9/15/53(1)	115	115
	Par Value	Value

United States—continued
Athene Global Funding
144A 2.550%, 6/29/25(1)	$60	$63
144A 2.500%, 3/24/28(1)	40	41
Avnet, Inc. 3.000%, 5/15/31	75	75
Bank of America Corp.
2.456%, 10/22/25	145	152
2.496%, 2/13/31	130	133
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	21	21
Boeing Co. (The)
2.196%, 2/4/26	91	92
3.625%, 2/1/31	65	70
Booking Holdings, Inc. 4.625%, 4/13/30	60	72
Boston Gas Co. 144A 3.150%, 8/1/27(1)	100	107
Broadcom Corp. 3.875%, 1/15/27	59	65
Broadcom, Inc.
144A 3.469%, 4/15/34(1)	31	33
144A 3.500%, 2/15/41(1)	28	29
Carrier Global Corp. 2.722%, 2/15/30	50	52
Celgene Corp. 5.000%, 8/15/45	23	27
Centene Corp. 2.450%, 7/15/28	45	46
Charter Communications Operating LLC 5.375%, 4/1/38	30	37
Cigna Corp.
4.125%, 11/15/25	50	56
4.800%, 8/15/38	35	44
Citigroup, Inc. 0.776%, 10/30/24	275	276
Consolidated Edison Co. of New York, Inc. Series 06-E 5.700%, 12/1/36	5	7
Crown Castle International Corp.
4.450%, 2/15/26	60	68
2.900%, 4/1/41	45	44
CVS Health Corp.
4.300%, 3/25/28	19	22
4.780%, 3/25/38	35	43
2.700%, 8/21/40	45	44
CyrusOne LP 2.150%, 11/1/30	45	43
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(1)	65	76
144A 4.500%, 10/20/25(1)	36	39
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

United States—continued
Discover Financial Services Series C 5.500% (2)	$45	$48
DTE Electric Co. 5.700%, 10/1/37	100	136
Duke Energy Carolinas LLC 3.450%, 4/15/51	17	19
Duke Energy Progress LLC
3.450%, 3/15/29	140	155
6.125%, 9/15/33	20	26
Edison International Series A 5.375% (2)	45	45
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	82	121
Enable Midstream Partners LP
3.900%, 5/15/24	35	37
4.950%, 5/15/28	45	51
Energy Transfer LP
6.500%, 2/1/42	40	52
Series G 7.125%(2)	65	67
Series H 6.500%(2)	30	31
EQT Corp. 144A 3.125%, 5/15/26(1)	60	61
Equinix, Inc. 1.000%, 9/15/25	125	124
Exxon Mobil Corp. 4.114%, 3/1/46	65	77
First Maryland Capital II 1.026%, 2/1/27(3)	25	24
Ford Motor Credit Co. LLC 3.350%, 11/1/22	185	190
GE Capital Funding LLC 4.550%, 5/15/32	110	131
General Motors Co.
4.875%, 10/2/23	70	76
5.150%, 4/1/38	85	104
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(1)	65	65
144A 4.700%, 10/15/51(1)	150	150
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	90	89
Hasbro, Inc.
6.350%, 3/15/40	40	56
5.100%, 5/15/44	25	30
HCA, Inc. 5.875%, 2/15/26	60	69
Hess Corp.
7.125%, 3/15/33	50	68
5.600%, 2/15/41	25	31
	Par Value	Value

United States—continued
Huntington Bancshares, Inc. 5.625% (2)	$35	$41
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.886%, 2/1/27(3)	105	99
Intercontinental Exchange, Inc. 2.650%, 9/15/40	45	43
Jersey Central Power & Light Co.
6.150%, 6/1/37	110	142
144A 2.750%, 3/1/32(1)	65	66
JPMorgan Chase & Co.
0.563%, 2/16/25	40	40
3.328%, 4/22/52	40	43
Series KK 3.650%(2)	41	41
Series U (3 month LIBOR + 0.950%) 1.126%, 2/2/37(3)	140	124
Leidos, Inc. 7.125%, 7/1/32	8	11
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.513%, 5/17/66(3)	45	40
Lowe’s Cos., Inc.
2.625%, 4/1/31	40	41
3.000%, 10/15/50	28	28
Marathon Petroleum Corp. 5.850%, 12/15/45	45	59
Massachusetts Institute of Technology 5.600%, 7/1/11	25	43
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(1)	150	185
MetLife, Inc. 144A 9.250%, 4/8/38(1)	95	144
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(1)	130	164
Microsoft Corp. 2.525%, 6/1/50	80	79
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	150	165
Netflix, Inc. 4.875%, 4/15/28	55	64
New York Life Insurance Co. 144A 4.450%, 5/15/69(1)	30	37
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28	130	131
NGPL PipeCo LLC 144A 3.250%, 7/15/31(1)	25	26
	Par Value	Value

United States—continued
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(1)	$55	$54
NiSource, Inc. 3.490%, 5/15/27	100	110
Northern Natural Gas Co. 144A 3.400%, 10/16/51(1)	57	58
Northrop Grumman Corp. 3.250%, 1/15/28	120	131
Northrop Grumman Systems Corp. 7.875%, 3/1/26	35	45
NRG Energy, Inc. 144A 2.450%, 12/2/27(1)	171	172
Omnicom Group, Inc. 2.600%, 8/1/31	40	41
Oracle Corp.
3.800%, 11/15/37	90	99
3.650%, 3/25/41	45	48
Pacific Gas and Electric Co.
4.550%, 7/1/30	80	85
4.500%, 12/15/41	10	10
4.950%, 7/1/50	35	36
Pacific Life Global Funding II 144A 1.375%, 4/14/26(1)	125	125
PacifiCorp 2.700%, 9/15/30	25	26
Pennsylvania Electric Co.
6.150%, 10/1/38	35	46
144A 4.150%, 4/15/25(1)	32	34
PepsiCo, Inc. 4.450%, 4/14/46	50	64
Plains All American Pipeline LP Series B 6.125% (2)	55	49
PPL Electric Utilities Corp. 5.200%, 7/15/41	140	185
President and Fellows of Harvard College 4.875%, 10/15/40	25	34
Public Service Co. of Colorado 4.750%, 8/15/41	22	28
Raytheon Technologies Corp. 7.000%, 11/1/28	100	131
salesforce.com, Inc. 2.900%, 7/15/51	48	48
Sempra Energy 3.550%, 6/15/24	50	54
Southern California Edison Co. 3.900%, 12/1/41	100	103
Southern Co. (The) Series A 3.750%, 9/15/51	41	41
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

United States—continued
State Street Corp. (3 month LIBOR + 1.000%) 1.119%, 6/15/47(3)	$165	$140
Time Warner Cable LLC 6.550%, 5/1/37	90	123
T-Mobile USA, Inc. 2.250%, 2/15/26	44	44
Truist Financial Corp. 1.267%, 3/2/27	80	80
Trustees of Tufts College 3.099%, 8/15/51	40	42
Union Pacific Corp. 3.750%, 2/5/70	23	25
United Airlines, Inc. 144A 4.625%, 4/15/29(1)	30	31
UnitedHealth Group, Inc. 3.250%, 5/15/51	65	69
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	45	50
VeriSign, Inc. 2.700%, 6/15/31	61	62
Verizon Communications, Inc.
2.100%, 3/22/28	50	51
2.875%, 11/20/50	45	43
ViacomCBS, Inc.
4.200%, 5/19/32	17	20
4.375%, 3/15/43	25	29
5.250%, 4/1/44	35	45
6.250%, 2/28/57	54	62
Viatris, Inc. 144A 4.000%, 6/22/50(1)	60	63
Virginia Electric and Power Co. 4.000%, 1/15/43	35	41
Walt Disney Co. (The) 3.500%, 5/13/40	100	111
		10,152

Total Corporate Bonds and Notes (Identified Cost $11,665)		11,825

	Shares
Preferred Stocks—0.5%
Brazil—0.1%
Banco Bradesco SA	3,190	16
Cia de Saneamento do Parana	5,700	5
Cia Energetica de Minas Gerais	2,194	5
Cia Paranaense de Energia	11,000	13
Petroleo Brasileiro SA	3,300	20
		59

	Shares	Value

Chile—0.0%
Embotelladora Andina SA	2,122	$5
Germany—0.1%
Porsche Automobil Holding SE	135	15
Volkswagen AG	105	26
		41

South Korea—0.0%
Samsung Electronics Co., Ltd.	507	33
United States—0.3%
Regions Financial Corp. Series E, 4.450%	4,475	114
Truist Financial Corp. Series Q, 5.100%	35(4)	39
		153

Total Preferred Stocks (Identified Cost $240)		291

Common Stocks—67.4%
Argentina—0.1%
MercadoLibre, Inc.(5)	17	27
Australia—0.9%
Atlassian Corp. PLC Class A(5)	110	28
BHP Group Ltd.	874	32
CSL Ltd.	403	86
Endeavour Group Ltd.(5)	638	3
Fortescue Metals Group Ltd.	1,671	29
Newcrest Mining Ltd.	96	2
Rio Tinto Ltd.	278	26
Silver Lake Resources Ltd.(5)	3,883	5
Stockland	800	3
Sydney Airport(5)	35,000	152
Vicinity Centres	86,738	101
Woolworths Group Ltd.	638	18
		485

Austria—0.1%
ams AG(5)	657	13
BAWAG Group AG	234	13
EVN AG	336	8
Flughafen Wien AG(5)	67	2
OMV AG	199	11
Raiffeisen Bank International AG	548	13
Telekom Austria AG(5)	357	3
Wienerberger AG	387	15
		78

Belgium—0.1%
Ageas SA	304	17
	Shares	Value

Belgium—continued
Bekaert SA	325	$14
Elia Group SA	21	2
Etablissements Franz Colruyt NV	104	6
Euronav NV	457	4
Proximus SADP	340	7
UCB SA	126	13
		63

Bermuda—0.1%
Bunge Ltd.	600	47
Brazil—0.8%
Banco do Brasil SA	1,600	10
EDP - Energias do Brasil SA	800	3
Engie Brasil Energia SA	800	6
StoneCo Ltd. Class A(5)	5,224	350
Telefonica Brasil SA	900	8
Vale SA	1,545	35
WEG SA	1,600	11
		423

Canada—1.3%
Agnico Eagle Mines Ltd.	113	7
B2Gold Corp.	4,535	19
Ballard Power Systems, Inc.(5)	3,540	64
Barrick Gold Corp.	1,116	23
Baytex Energy Corp.(5)	1,346	3
Canadian Natural Resources, Ltd.	584	21
Canadian Tire Corp., Ltd. Class A	118	19
Cascades, Inc.	717	9
Cenovus Energy, Inc.	787	7
Cogeco Communications, Inc.	303	30
Crescent Point Energy Corp.	346	2
DREAM Unlimited Corp.	716	15
Empire Co., Ltd. Class A	287	9
Enghouse Systems Ltd.	149	7
Exchange Income Corp.	279	9
Fairfax Financial Holdings, Ltd.	23	10
First Quantum Minerals, Ltd.	2,100	48
Fortis, Inc.	266	12
Franco-Nevada Corp.	528	77
George Weston, Ltd.	297	28
Hydro One Ltd.	500	12
iA Financial Corp, Inc.	320	17
InterRent Real Estate Investment Trust	481	6
Killam Apartment Real Estate Investment Trust	284	5
Loblaw Cos., Ltd.	441	27
Lundin Mining Corp.	2,227	20
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Canada—continued
Manulife Financial Corp.	1,278	$25
Mullen Group Ltd.	1,182	13
Open Text Corp.	307	16
Power Corp. of Canada	909	29
Restaurant Brands International, Inc.	123	8
Shopify, Inc. Class A(5)	33	48
Sun Life Financial, Inc.	416	21
Waste Connections, Inc.	246	29
		695

Cayman Islands—0.1%
Wynn Macau Ltd.(5)	42,800	67
Chile—0.1%
Engie Energia Chile SA	3,778	3
Sociedad Quimica y Minera de Chile S.A Sponsored ADR	1,200	57
		60

China—2.4%
Agricultural Bank of China Ltd. Class H	69,000	24
Alibaba Group Holding Ltd. Sponsored ADR(5)	1,658	376
Baidu, Inc. Sponsored ADR(5)	77	16
Bank of China Ltd. Class H	99,000	36
Bank of Communications Co., Ltd. Class H	43,000	29
China Conch Venture Holdings Ltd.	3,500	15
China Construction Bank Corp. Class H	74,812	59
China Dongxiang Group Co., Ltd.	16,117	3
China Everbright Greentech Ltd.	10,000	4
China Life Insurance Co., Ltd. Class H	4,000	8
China Minsheng Banking Corp. Ltd. Class H	9,000	4
China SCE Group Holdings Ltd.	3,000	1
China Water Affairs Group Ltd.	2,000	2
Chongqing Rural Commercial Bank Co., Ltd. Class H	6,488	3
Country Garden Holdings Co., Ltd.	8,000	9
Country Garden Services Holdings Co., Ltd.	2,172	23
CSPC Pharmaceutical Group Ltd.	13,440	19
	Shares	Value

China—continued
EVA Precision Industrial Holdings Ltd.(5)	20,236	$2
Golden Eagle Retail Group Ltd.	3,000	3
Industrial & Commercial Bank of China Ltd. Class H	49,000	29
JD.com, Inc. ADR(5)	205	16
Jiangsu Expressway Co. Ltd. Class H	3,189	4
Ju Teng International Holdings Ltd.	4,744	1
Lee & Man Paper Manufacturing Ltd.	10,000	8
Lenovo Group Ltd.	36,000	41
NetEase, Inc. ADR	310	36
Postal Savings Bank of China Co., Ltd. Class H	48,000	32
Shanghai Electric Group Co., Ltd. Class H(5)	18,000	5
Shenzhen Expressway Co., Ltd. Class H	7,700	7
Shenzhen International Holdings Ltd.	3,000	4
Shenzhen Investment Holdings Bay Area Development Co. Ltd.	6,000	2
Sinopec Engineering Group Co., Ltd. Class H	12,000	8
Sinopharm Group Co., Ltd. Class H	3,200	10
Tencent Holdings Ltd.	6,181	465
Tingyi Cayman Islands Holding Corp.	4,000	8
Topsports International Holdings Ltd.	2,000	3
Vipshop Holdings Ltd. ADR(5)	418	8
Xinyi Solar Holdings Ltd.	6,000	13
Yuexiu Transport Infrastructure Ltd.	6,000	3
Zhuzhou CRRC Times Electric Co., Ltd. Class H(5)	2,100	12
		1,351

Colombia—0.0%
Bancolombia SA	939	6
Corp. Financiera Colombiana SA(5)	1,390	11
		17

Czech Republic—0.0%
CEZ AS	307	9
Moneta Money Bank AS(5)	919	4
	Shares	Value

Czech Republic—continued
O2 Czech Republic AS	593	$7
		20

Denmark—1.5%
Ambu A/S Class B	5,777	222
Carlsberg AS Class B	153	28
Coloplast A/S Class B	523	86
D/S Norden A/S	467	15
DSV PANALPINA A/S	1,143	267
Novo Nordisk A/S Class B	2,138	179
Scandinavian Tobacco Group A/S	122	2
Solar A/S Class B	41	4
Spar Nord Bank A/S	137	1
Tryg A/S	398	10
		814

Finland—0.1%
Elisa Oyj	388	23
Kesko OYJ Class B	422	16
Neste Oyj	207	13
Oriola Oyj Class B	700	1
TietoEVRY Oyj	186	6
		59

France—2.9%
Accor SA(5)	1,230	46
Aeroports de Paris(5)	600	78
Amundi SA	189	17
APERAM SA	51	3
AXA SA	1,165	30
BNP Paribas SA	425	27
Boiron SA	31	1
Bouygues S.A	1,279	47
Cie de Saint-Gobain	316	21
CNP Assurances	1,014	17
Coface SA(5)	855	10
Credit Agricole SA	957	13
Dassault Aviation SA	100	118
Eiffage S.A	539	55
Faurecia SE	16	1
Getlink SE	4,250	66
Iliad S.A	45	7
Klepierre SA(5)	672	17
L’Oreal SA	415	185
LVMH Moet Hennessy Louis Vuitton SE	438	343
Orange S.A	3,738	43
Publicis Groupe SA	239	15
Safran SA	355	49
Sanofi	350	37
Schneider Electric SE	215	34
SEB S.A	7	1
Sodexo SA(5)	1,800	168
Teleperformance	51	21
TotalEnergies SE	598	27
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

France—continued
Vinci SA	885	$94
		1,591

Germany—3.2%
adidas AG	669	249
Bayer AG Registered Shares	514	31
Bayerische Motoren Werke AG	275	29
Daimler AG Registered Shares	401	36
Deutsche Boerse AG	99	17
Deutsche Lufthansa AG Registered Shares(5)	13,000	146
Deutsche Post AG Registered Shares	614	42
Deutsche Telekom AG Registered Shares	2,595	55
DWS Group GmbH & Co. KGaA	252	11
Fraport AG Frankfurt Airport Services Worldwide(5)	750	51
HeidelbergCement AG	275	24
HOCHTIEF AG	2,250	173
Hornbach Holding AG & Co. KGaA	57	7
Infineon Technologies AG	2,992	120
LEG Immobilien SE	77	11
MTU Aero Engines AG	544	135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	89	24
Nemetschek SE	1,375	105
SAP SE	1,193	168
Talanx AG	31	1
TeamViewer AG(5)	157	6
TLG Immobilien AG	287	10
TUI AG(5)	19,000	97
United Internet AG Registered Shares	520	21
WCM Beteiligungs- und Grundbesitz-AG	967	6
Zalando SE(5)	1,714	207
		1,782

Greece—0.0%
Hellenic Telecommunications Organization SA	687	11
National Bank of Greece SA(5)	4,138	12
		23

Hong Kong—1.6%
AIA Group Ltd.	15,200	189
	Shares	Value

Hong Kong—continued
Cathay Pacific Airways Ltd.(5)	181,543	$153
China Lumena New Materials Corp.(5)(6)	44	—
CITIC Telecom International Holdings Ltd.	11,000	4
CK Asset Holdings Ltd.	7,529	52
CK Hutchison Holdings Ltd.	2,000	16
CLP Holdings Ltd.	2,281	22
Dah Sing Banking Group Ltd.	1,623	2
Fairwood Holdings Ltd.	2,000	5
Global Brands Group Holding Ltd.(5)	61,400	1
Hongkong Land Holdings Ltd.	17,000	81
Hui Xian Real Estate Investment Trust	6,000	2
Hysan Development Co., Ltd.	20,000	80
Jardine Matheson Holdings Ltd.	400	25
Kerry Properties Ltd.	2,243	7
Link REIT	9,000	87
Shanghai Industrial Urban Development Group Ltd.	17,000	2
Sino Land Co., Ltd.	6,000	9
SITC International Holdings Co., Ltd.	2,000	8
Sun Hung Kai Properties Ltd.	1,000	15
United Laboratories International Holdings Ltd. (The)	6,000	5
Vinda International Holdings Ltd.	2,000	6
Wharf Holdings Ltd. (The)	5,000	19
Wharf Real Estate Investment Co., Ltd.	16,000	93
Yue Yuen Industrial Holdings Ltd.(5)	698	2
Yuexiu Real Estate Investment Trust	5,000	3
		888

Hungary—0.1%
Magyar Telekom Telecommunications plc	5,446	8
OTP Bank Nyrt(5)	357	19
Richter Gedeon Nyrt	384	10
		37

India—0.3%
HDFC Bank Ltd. ADR(5)	1,979	145
	Shares	Value

Indonesia—0.0%
Indofood CBP Sukses Makmur Tbk PT	10,700	$6
Media Nusantara Citra Tbk PT(5)	142,600	9
		15

Ireland—0.5%
Experian plc	507	20
Horizon Therapeutics plc(5)	309	29
Irish Residential Properties REIT plc	403	1
Johnson Controls International plc	366	25
Kingspan Group plc	457	43
Kingspan Group plc	1,184	111
Origin Enterprises plc	320	1
STERIS plc	108	22
		252

Israel—0.1%
Alony Hetz Properties & Investments Ltd.	607	9
B Communications Ltd.(5)	749	2
Check Point Software Technologies Ltd.(5)	70	8
Formula Systems 1985 Ltd.	115	10
Shufersal Ltd.	278	2
		31

Italy—0.5%
Assicurazioni Generali SpA	1,162	23
Atlantia SpA(5)	2,500	45
Autogrill SpA(5)	10,000	73
DiaSorin SpA	47	9
Enav SpA(5)	918	4
Enel SpA	4,789	45
Intesa Sanpaolo SpA	11,325	31
Snam SpA	2,550	15
Telecom Italia SpA	15,269	8
Unipol Gruppo SpA	1,244	7
		260

Japan—5.2%
ABC-Mart, Inc.	4,000	229
ADEKA Corp.	26	—(7)
AGC, Inc.	300	13
Aida Engineering Ltd.	142	1
ANA Holdings, Inc.(5)	7,900	186
Aoyama Trading Co. Ltd.(5)	111	1
Astellas Pharma, Inc.	992	17
Canon Marketing Japan, Inc.	300	7
Canon, Inc.	410	9
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Japan—continued
Cawachi Ltd.	200	$4
Central Japan Railway Co.	1,200	182
Chubu Electric Power Co., Inc.	900	11
Chugai Pharmaceutical Co. Ltd.	700	28
Chugoku Electric Power Co., Inc. (The)	700	6
DCM Holdings Co., Ltd.	825	8
Doutor Nichires Holdings Co. Ltd.	651	10
DyDo Group Holdings, Inc.	126	6
Earth Corp.	100	6
ENEOS Holdings, Inc.	3,800	16
FUJIFILM Holdings Corp.	421	31
Fukuyama Transporting Co., Ltd.	145	5
HIS Co., Ltd.(5)	11,000	238
Hitachi Ltd.	500	29
Honda Motor Co., Ltd.	700	22
Honeys Holdings Co., Ltd.	39	—(7)
ITOCHU Corp.	677	19
Iwatani Corp.	200	12
Japan Post Holdings Co., Ltd.(5)	3,900	32
Japan Post Insurance Co., Ltd.	900	17
Japan Wool Textile Co., Ltd. (The)	600	5
Kajima Corp.	900	11
Kakaku.com, Inc.	8,000	242
Kamigumi Co., Ltd.	400	8
Kandenko Co., Ltd.	1,000	8
KDDI Corp.	1,300	41
Keyence Corp.	200	101
Konica Minolta, Inc.	2,900	16
LaSalle Logiport REIT	6	10
Marui Group Co., Ltd.	11,000	207
McDonald’s Holdings Co. Japan Ltd.	100	4
Mirait Holdings Corp.	700	12
Mitsubishi Corp.	700	19
Mitsubishi HC Capital, Inc.	1,600	9
Mitsubishi Research Institute, Inc.	100	4
Mitsubishi UFJ Financial Group, Inc.	5,300	29
Mitsuboshi Belting Ltd.	71	1
Mizuho Financial Group, Inc.	1,400	20
MonotaRO Co., Ltd.	2,200	52
Morinaga Milk Industry Co., Ltd.	100	5
Murata Manufacturing Co., Ltd.	300	23
NEC Corp.	400	21
	Shares	Value

Japan—continued
Nippo Corp.	200	$6
Nippon Telegraph & Telephone Corp.	2,316	60
Nippon Yusen KK	200	10
Nitori Holdings Co., Ltd.	100	18
Obayashi Corp.	2,427	19
Okumura Corp.	200	5
Oracle Corp. Japan	100	8
Osaka Gas Co., Ltd.	500	9
Raito Kogyo Co., Ltd.	463	7
Rengo Co., Ltd.	400	3
Ricoh Co., Ltd.	1,500	17
Rinnai Corp.	100	9
Ryohin Keikaku Co., Ltd.	13,000	273
Sankyo Co., Ltd.	400	10
Sanyo Special Steel Co., Ltd.(5)	182	3
Sawai Group Holdings Co., Ltd.	225	10
Secom Co., Ltd.	300	23
Sekisui House Ltd.	600	12
Senko Group Holdings Co., Ltd.	796	8
Seven & i Holdings Co., Ltd.	500	24
Shibaura Electronics Co., Ltd.	100	5
SoftBank Corp.	2,800	37
Sony Corp.	400	39
Sugi Holdings Co., Ltd.	200	15
Sumitomo Densetsu Co., Ltd.	200	4
Sumitomo Heavy Industries Ltd.	400	11
Sumitomo Mitsui Financial Group, Inc.	1,100	38
Sumitomo Rubber Industries Ltd.	1,000	14
Suzuken Co., Ltd.	200	6
Takasago Thermal Engineering Co., Ltd.	597	10
Takeda Pharmaceutical Co., Ltd.	800	27
Tokyo Electron Ltd.	100	43
Towa Pharmaceutical Co., Ltd.	214	5
Toyo Suisan Kaisha Ltd.	300	11
Toyota Motor Corp.	651	57
Tsuruha Holdings, Inc.	100	12
Tv Tokyo Holdings Corp.	166	3
Yaoko Co., Ltd.	100	6
Yurtec Corp.	132	1
		2,871

Luxembourg—0.2%
ArcelorMittal SA	601	18
Samsonite International SA(5)	43,800	90
		108

	Shares	Value

Malaysia—0.1%
Axis Real Estate Investment Trust	4,100	$2
Bermaz Auto Bhd	3,500	1
Dialog Group Bhd	10,000	7
Hong Leong Bank Bhd	1,700	8
KNM Group Bhd(5)	31,700	1
Malayan Banking Bhd	5,200	10
MBM Resources BHD	7,800	6
MISC Bhd	2,100	3
Tenaga Nasional Bhd	2,700	6
TIME dotCom Bhd	1,900	7
		51

Mexico—0.1%
Alfa SAB de CV Class A	10,100	8
Alpek SAB de CV	7,700	9
Banco del Bajio SA	3,200	6
Controladora Nemak SAB de CV(5)	10,100	2
Fibra Uno Administracion SA de CV	6,500	7
Grupo Financiero Banorte SAB de CV Class O	3,100	20
Grupo Financiero Inbursa SAB de CV Class O(5)	4,500	4
Grupo Lala SAB de CV	4,496	4
Macquarie Mexico Real Estate Management SA de CV	5,300	6
Nemak SAB de CV(5)	19,900	7
Qualitas Controladora SAB de CV	900	4
		77

Morocco—0.0%
Co. Sucrerie Marocaine et de Raffinage	136	4
Douja Promotion Groupe Addoha SA(5)	1,239	2
		6

Netherlands—1.8%
Aegon NV	2,593	11
AerCap Holdings NV(5)	161	8
Airbus SE(5)	994	128
ASM International NV	118	39
ASML Holding NV	938	644
ASR Nederland NV	285	11
Flow Traders	190	8
Koninklijke Ahold Delhaize N.V.	2,209	66
Koninklijke KPN NV	3,344	10
LyondellBasell Industries NV Class A	216	22
NN Group NV	396	19
Signify NV	166	10
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Netherlands—continued
Stellantis NV	642	$13
VEON Ltd. ADR(5)	3,730	7
		996

New Zealand—0.3%
a2 Milk Co. Ltd. (The)(5)	1,347	6
Air New Zealand Ltd.(5)	2,529	3
Arvida Group Ltd.	3,328	5
Fisher & Paykel Healthcare Corp. Ltd.	786	17
Kiwi Property Group Ltd.	1,590	1
Mainfreight Ltd.	2,272	122
Meridian Energy Ltd.	6,733	25
Summerset Group Holdings Ltd.	1,441	14
		193

Norway—0.1%
Avance Gas Holding Ltd.	3,418	16
Frontline, Ltd.(5)	1,133	10
Orkla ASA	1,499	15
Sparebanken Vest	966	10
TGS ASA	576	7
Yara International ASA	344	18
		76

Peru—0.0%
Ferreycorp SAA	7,075	3
Philippines—0.0%
Globe Telecom, Inc.	70	3
PLDT, Inc.	125	3
		6

Poland—0.0%
Asseco Poland S.A	406	8
Ciech SA	206	3
TEN Square Games SA	95	12
		23

Portugal—0.0%
Jeronimo Martins SGPS SA	757	14
REN - Redes Energeticas Nacionais SGPS S.A	627	2
		16

Singapore—1.4%
Accordia Golf Trust(6)	4,600	—(7)
BOC Aviation Ltd.	1,500	13
China Aviation Oil Singapore Corp. Ltd.	8,800	7
ComfortDelGro Corp. Ltd.	96,100	117
Fortune Real Estate Investment Trust	8,000	9
Frasers Logistics & Commercial Trust	9,700	10
Genting Singapore Ltd.	240,700	149
Parkway Life Real Estate Investment Trust	800	3
	Shares	Value

Singapore—continued
SATS Ltd.(5)	40,000	$117
Sea Ltd. ADR(5)	791	217
Sheng Siong Group Ltd.	1,900	2
Singapore Airlines Ltd.(5)	41,900	151
Sino Grandness Food Industry Group Ltd.(5)(6)	25,900	—
		795

South Africa—0.2%
Anglo American Platinum Ltd.	204	24
Astral Foods Ltd.	984	11
Gold Fields Ltd.	1,465	13
Impala Platinum Holdings Ltd.	1,533	25
MTN Group(5)	2,596	19
Nedbank Group Ltd.(5)	1,039	12
Old Mutual Ltd.	11,523	11
Sibanye Stillwater Ltd.	2,820	12
Thungela Resources Ltd.(5)	91	—(7)
		127

South Korea—1.6%
CJ CheilJedang Corp.	19	8
CJ Corp.	79	7
DL E&C Co. Ltd.(5)	111	14
DL Holdings Co., Ltd.	88	6
GS Holdings Corp.	393	16
Hana Financial Group, Inc.	314	13
HDC Hyundai Development Co-Engineering & Construction	1	—(7)
Kangwon Land, Inc.(5)	7,000	167
KB Financial Group, Inc.	394	20
KC Co. Ltd.	70	2
Kia Corp.	368	29
KT Corp.	80	2
KT&G Corp.	123	9
LG Chem Ltd.	70	53
LG Innotek Co., Ltd.	38	8
Macquarie Korea Infrastructure Fund	731	8
NCSoft Corp.	22	16
POSCO	75	23
Posco International Corp.	457	9
Samsung Card Co., Ltd.	451	14
Samsung Electronics Co., Ltd.	306	22
Samsung Electronics Co., Ltd. Registered Shares GDR	34	61
Shinhan Financial Group Co., Ltd.	652	23
Shinsegae, Inc.	1,100	279
SK Hynix, Inc.	280	32
SK Telecom Co., Ltd.	91	26
	Shares	Value

South Korea—continued
Woori Financial Group, Inc.	1,946	$20
		887

Spain—0.6%
Aena SME SA(5)	300	49
Banco Santander SA(5)	8,396	32
Ebro Foods SA	211	4
Ferrovial SA	1,880	55
Iberdrola SA	4,174	51
International Consolidated Airlines Group SA(5)	2,295	6
International Consolidated Airlines Group SA(5)	28,000	67
Lar Espana Real Estate Socimi S.A	137	1
Mapfre SA	8,896	19
Mediaset Espana Comunicacion SA(5)	1,102	7
Neinor Homes SA(5)	694	9
Repsol SA	1,539	19
Telefonica SA	6,111	29
		348

Sweden—0.8%
Annehem Fastigheter AB Class B(5)	42	—(7)
Arjo AB Class B	933	10
Assa Abloy AB Class B	4,000	120
Atlas Copco AB Class A	1,399	86
Essity AB Class B	510	17
Hexagon AB Class B	5,572	83
Peab AB Class B	211	3
Saab AB Class B	2,600	69
Telefonaktiebolaget LM Ericsson Class B	1,302	16
Volvo AB Class B	724	17
		421

Switzerland—2.0%
Allreal Holding AG Registered Shares	53	10
ALSO Holding AG Registered Shares(5)	17	5
Amcor plc	51	1
BKW AG	16	2
Galenica AG	83	6
Givaudan S.A Registered Shares	7	33
Holcim Ltd.(5)	343	21
Intershop Holding AG	5	3
Lonza Group AG Registered Shares	193	137
Nestle S.A Registered Shares	604	75
Novartis AG Registered Shares	880	80
Partners Group Holding AG	78	118
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Switzerland—continued
PSP Swiss Property AG Registered Shares	58	$7
Roche Holding AG	296	111
Sika AG Registered Shares	650	213
Sonova Holding AG Registered Shares	92	35
Swiss Life Holding AG Registered Shares	60	29
Swiss Prime Site AG Registered Shares	143	14
Swisscom AG Registered Shares	47	27
UBS Group AG Registered Shares	2,497	38
VAT Group AG	348	116
Zurich Insurance Group AG	46	18
		1,099

Taiwan—1.4%
Asia Cement Corp.	13,000	24
Asustek Computer, Inc.	2,000	27
Cathay Financial Holding Co., Ltd.	10,000	19
China Motor Corp.(5)	2,000	6
Compal Electronics, Inc.	17,000	14
CTBC Financial Holding Co., Ltd.	17,000	14
E.Sun Financial Holding Co., Ltd.	24,028	23
Evergreen Marine Corp. Taiwan Ltd.(5)	4,000	28
Far EasTone Telecommunications Co., Ltd.	4,000	9
Fubon Financial Holding Co., Ltd.	17,000	45
Getac Technology Corp.	4,000	8
Global Mixed Mode Technology, Inc.	2,000	17
Great Wall Enterprise Co., Ltd.	3,450	7
Hon Hai Precision Industry Co., Ltd.	9,200	37
Hua Nan Financial Holdings Co., Ltd.	17,953	12
Lien Hwa Industrial Holdings Corp.	8,110	15
Mega Financial Holding Co., Ltd.	9,000	11
Pegatron Corp.	5,000	12
Pou Chen Corp.	8,000	11
Powertech Technology, Inc.	4,000	15
Realtek Semiconductor Corp.	2,000	36
Silicon Motion Technology Corp. ADR	377	24
Sinbon Electronics Co., Ltd.	2,000	20
	Shares	Value

Taiwan—continued
Taiwan Cement Corp.	8,750	$16
Taiwan Fertilizer Co. Ltd.	1,000	2
Taiwan PCB Techvest Co., Ltd.	2,000	3
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	43
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	711	85
Tripod Technology Corp.	2,000	10
Uni-President Enterprises Corp.	4,000	11
United Microelectronics Corp.	7,000	13
United Microelectronics Corp. Sponsored ADR	4,232	40
United Renewable Energy Co., Ltd.(5)	3,340	2
Wisdom Marine Lines Co., Ltd.	2,118	8
Wistron Corp.	9,000	10
WT Microelectronics Co., Ltd.	1,707	3
Yuanta Financial Holding Co., Ltd.	84,400	81
		761

Thailand—0.7%
Bangchak Corp. PCL	5,500	4
BTS Group Holdings PCL	400,000	117
Central Pattana PCL	70,000	115
Delta Electronics Thailand PCL	1,000	18
Minor International PCL(5)	132,000	124
Thanachart Capital PCL(5)	4,000	4
		382

Turkey—0.1%
Dogus Otomotiv Servis ve Ticaret AS	909	3
Turkcell Iletisim Hizmetleri AS	8,079	15
Turkiye Garanti Bankasi AS	8,067	8
Turkiye Petrol Rafinerileri AS(5)	58	—
Turkiye Sinai Kalkinma Bankasi AS	34,966	5
		31

United Kingdom—2.2%
Airtel Africa plc	9,233	10
Anglo American plc	912	36
Aviva plc	2,238	13
BAE Systems plc	3,483	25
British Land Co. plc (The)	10,000	69
	Shares	Value

United Kingdom—continued
BT Group PLC(5)	13,555	$36
Burberry Group plc(5)	1,500	43
Coca-Cola European Partners plc	133	8
Compass Group plc(5)	4,469	94
Dialog Semiconductor plc(5)	212	17
Diversified Energy Co. plc	5,445	8
easyJet plc(5)	6,750	84
Firstgroup plc(5)	90,000	102
Gamma Communications plc	373	10
Halfords Group plc(5)	1,521	9
IHS Markit Ltd.	110	12
J Sainsbury plc	11,324	43
JD Sports Fashion plc	959	12
Keller Group plc	1,261	14
Kingfisher plc	3,503	18
Linde plc	302	87
M&G plc	3,176	10
Micro Focus International plc	2,166	16
Rio Tinto plc	418	35
Rolls-Royce Holdings plc(5)	128,000	175
Royal Dutch Shell plc Class A	314	6
Royal Dutch Shell plc Class A	832	17
Royal Dutch Shell plc Class B	897	17
SSP Group plc(5)	21,000	77
Virgin Money UK plc(5)	1,098	3
Vistry Group plc	768	13
Vodafone Group plc	14,421	24
Whitbread plc(5)	2,000	86
		1,229

United States—31.8%
3M Co.	148	29
Abbott Laboratories	354	41
AbbVie, Inc.	556	63
ABM Industries, Inc.	225	10
Accenture plc Class A	53	16
ACCO Brands Corp.	918	8
Activision Blizzard, Inc.	1,387	132
Adobe, Inc.(5)	937	549
ADT, Inc.	2,396	26
AES Corp. (The)	494	13
Affiliated Managers Group, Inc.	119	18
Aflac, Inc.	531	28
AGCO Corp.	40	5
AGNC Investment Corp.	2,250	38
Air Lease Corp.	164	7
Air Products and Chemicals, Inc.	229	66
Akamai Technologies, Inc.(5)	234	27
Albemarle Corp.	340	57
Align Technology, Inc.(5)	177	108
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Allstate Corp. (The)	550	$72
Ally Financial, Inc.	531	26
Alphabet, Inc. Class A(5)	141	344
Alphabet, Inc. Class C(5)	54	135
Amazon.com, Inc.(5)	215	740
Amdocs Ltd.	150	12
American Electric Power Co., Inc.	241	20
American Equity Investment Life Holding Co.	442	14
American Financial Group, Inc.	201	25
American Homes 4 Rent Class A	381	15
American Tower Corp.	130	35
American Water Works Co., Inc.	157	24
Ameriprise Financial, Inc.	108	27
Amgen, Inc.	195	48
Analog Devices, Inc.	216	37
Annaly Capital Management, Inc.	1,887	17
Anthem, Inc.	175	67
Apple, Inc.	2,843	389
Applied Materials, Inc.	1,213	173
AT&T, Inc.	2,631	76
Atmos Energy Corp.	22	2
Automatic Data Processing, Inc.	120	24
AutoZone, Inc.(5)	23	34
AvalonBay Communities, Inc.	1,400	292
Baker Hughes Co.	2,340	54
Bank of America Corp.	1,550	64
Baxter International, Inc.	84	7
Beazer Homes USA, Inc.(5)	350	7
Berkshire Hathaway, Inc. Class B(5)	123	34
Best Buy Co., Inc.	136	16
Biogen, Inc.(5)	92	32
Bio-Rad Laboratories, Inc. Class A(5)	20	13
BlackRock, Inc.	34	30
Boeing Co. (The)(5)	141	34
Booz Allen Hamilton Holding Corp. Class A	459	39
Bristol-Myers Squibb Co.	1,129	75
Broadcom, Inc.	101	48
Brown & Brown, Inc.	257	14
Cadence Design Systems, Inc.(5)	271	37
Campbell Soup Co.	171	8
Camping World Holdings, Inc. Class A	152	6
Cardinal Health, Inc.	538	31
Carlyle Group, Inc. (The)	385	18
Carrier Global Corp.	435	21
Casey’s General Stores, Inc.	36	7
	Shares	Value

United States—continued
Catalent, Inc.(5)	911	$99
Cboe Global Markets, Inc.	55	7
CBTX, Inc.	103	3
Centene Corp.(5)	712	52
Central Garden & Pet Co. Class A(5)	148	7
Charles Schwab Corp. (The)	411	30
Chart Industries, Inc.(5)	340	50
Chemed Corp.	20	9
Chevron Corp.	272	28
Church & Dwight Co., Inc.	210	18
Cigna Corp.	160	38
Cincinnati Financial Corp.	154	18
Cisco Systems, Inc.	1,380	73
Citigroup, Inc.	482	34
Citizens Financial Group, Inc.	388	18
Citrix Systems, Inc.	161	19
Clorox Co. (The)	198	36
CMS Energy Corp.	192	11
CNA Financial Corp.	420	19
Coca-Cola Co. (The)	307	17
Colgate-Palmolive Co.	383	31
Comcast Corp. Class A	482	27
Computer Programs and Systems, Inc.	458	15
Conagra Brands, Inc.	351	13
Consolidated Edison, Inc.	495	36
Cooper Cos., Inc. (The)	489	194
Costco Wholesale Corp.	168	66
Crown Castle International Corp.	34	7
Cummins, Inc.	103	25
CVS Health Corp.	883	74
Danaher Corp.	148	40
DaVita, Inc.(5)	213	26
Deere & Co.	121	43
Delta Air Lines, Inc.(5)	292	13
Dexcom, Inc.(5)	64	27
Diamond S Shipping, Inc.(5)	642	6
DocuSign, Inc.(5)	68	19
Dollar General Corp.	396	86
Domino’s Pizza, Inc.	33	15
Dover Corp.	195	29
DR Horton, Inc.	184	17
Dropbox, Inc. Class A(5)	542	16
Duke Realty Corp.	484	23
Eastman Chemical Co.	100	12
eBay, Inc.	302	21
Ecolab, Inc.	344	71
Edwards Lifesciences Corp.(5)	1,993	206
Electronic Arts, Inc.	231	33
Eli Lilly & Co.	540	124
Ellington Financial, Inc.	34	1
Emerson Electric Co.	381	37
Encompass Health Corp.	126	10
	Shares	Value

United States—continued
Ennis, Inc.	150	$3
Enphase Energy, Inc.(5)	370	68
Entergy Corp.	18	2
EOG Resources, Inc.	92	8
Equinix, Inc.	32	26
Equity Commonwealth	210	6
Equity LifeStyle Properties, Inc.	147	11
Equity Residential	3,700	285
Essex Property Trust, Inc.	1,000	300
Estee Lauder Cos., Inc. (The) Class A	667	212
Exxon Mobil Corp.	461	29
Facebook, Inc. Class A(5)	824	287
FedEx Corp.	90	27
Fidelity National Information Services, Inc.	84	12
First NBC Bank Holding Co.(5)(6)	1,041	—
Fiserv, Inc.(5)	66	7
Fortinet, Inc.(5)	161	38
Freeport-McMoRan, Inc.	2,055	76
FTI Consulting, Inc.(5)	52	7
Gaming and Leisure Properties, Inc.	225	10
Genco Shipping & Trading Ltd.	537	10
Generac Holdings, Inc.(5)	160	66
General Electric Co.	2,602	35
General Mills, Inc.	133	8
General Motors Co.(5)	805	48
Gilead Sciences, Inc.	871	60
Global Industrial Co.	144	5
Griffon Corp.	219	6
Hartford Financial Services Group, Inc. (The)	706	44
Hershey Co. (The)	137	24
Hewlett Packard Enterprise Co.	1,474	21
HollyFrontier Corp.	405	13
Home Depot, Inc. (The)	129	41
Honeywell International, Inc.	209	46
Hormel Foods Corp.	164	8
HP, Inc.	1,333	40
Humana, Inc.	95	42
IES Holdings, Inc.(5)	121	6
Illinois Tool Works, Inc.	113	25
Insight Enterprises, Inc.(5)	12	1
Intel Corp.	1,150	65
Intercontinental Exchange, Inc.	105	12
InterDigital, Inc.	240	18
International Business Machines Corp.	116	17
Intuit, Inc.	377	185
Intuitive Surgical, Inc.(5)	218	200
J.M. Smucker Co. (The)	182	24
Johnson & Johnson	749	123
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
JPMorgan Chase & Co.	497	$77
Kellogg Co.	62	4
Keysight Technologies, Inc.(5)	128	20
Kimberly-Clark Corp.	373	50
Kinder Morgan, Inc.	1,532	28
KLA Corp.	79	26
Knight-Swift Transportation Holdings, Inc. Class A	282	13
Kroger Co. (The)	1,387	53
L3Harris Technologies, Inc.	101	22
Laboratory Corporation of America Holdings(5)	68	19
Lam Research Corp.	77	50
Leidos Holdings, Inc.	109	11
Lennar Corp. Class A	171	17
Lennox International, Inc.	328	115
Lexington Realty Trust	846	10
Lockheed Martin Corp.	80	30
Lowe’s Cos., Inc.	267	52
Lumen Technologies, Inc.	2,242	30
ManTech International Corp. Class A	91	8
MarketAxess Holdings, Inc.	38	18
Marsh & McLennan Cos., Inc.	57	8
Marten Transport Ltd.	675	11
Masco Corp.	288	17
Mastercard, Inc. Class A	199	73
Matson, Inc.	82	5
Matthews International Corp. Class A	148	5
McDonald’s Corp.	370	85
Medtronic plc	368	46
Merck & Co., Inc.	921	72
Methode Electronics, Inc.	304	15
MetLife, Inc.	618	37
Micron Technology, Inc.(5)	448	38
Microsoft Corp.	3,224	873
Molson Coors Beverage Co. Class B(5)	401	22
Mondelez International, Inc. Class A	576	36
Monster Beverage Corp.(5)	135	12
Morgan Stanley	561	51
Motorola Solutions, Inc.	88	19
MSCI, Inc. Class A	657	350
MYR Group, Inc.(5)	195	18
Nasdaq, Inc.	212	37
Newell Brands, Inc.	494	14
Newmont Corp.	1,072	68
NextEra Energy, Inc.	1,707	125
	Shares	Value

United States—continued
NIKE, Inc. Class B	1,477	$228
Northrop Grumman Corp.	11	4
NortonLifeLock, Inc.	534	15
NVIDIA Corp.	159	127
Old Republic International Corp.	407	10
Omnicom Group, Inc.	137	11
OneMain Holdings, Inc.	290	17
Oracle Corp.	751	58
O’Reilly Automotive, Inc.(5)	81	46
Organon & Co.(5)	92	3
Otis Worldwide Corp.	415	34
Paychex, Inc.	146	16
PayPal Holdings, Inc.(5)	1,505	439
PepsiCo, Inc.	237	35
Pfizer, Inc.	1,994	78
Phillips 66	213	18
Plug Power, Inc.(5)	800	27
Pool Corp.	432	198
Popular, Inc.	291	22
Procter & Gamble Co. (The)	930	125
Progressive Corp. (The)	527	52
Prudential Financial, Inc.	259	27
Public Storage	7	2
PulteGroup, Inc.	280	15
QCR Holdings, Inc.	33	2
Qorvo, Inc.(5)	201	39
QUALCOMM, Inc.	306	44
Quanta Services, Inc.	67	6
Quest Diagnostics, Inc.	108	14
Ready Capital Corp.	141	2
Regeneron Pharmaceuticals, Inc.(5)	114	64
Reinsurance Group of America, Inc.	193	22
Renewable Energy Group, Inc.(5)	540	34
Republic Services, Inc. Class A	402	44
Ross Stores, Inc.	975	121
Royal Caribbean Cruises Ltd.(5)	96	8
S&P Global, Inc.	1,037	426
SBA Communications, Corp. Class A	45	14
ScanSource, Inc.(5)	295	8
Schweitzer-Mauduit International, Inc.	184	7
ServiceNow, Inc.(5)	21	12
Sherwin-Williams Co. (The)	507	138
Shoals Technologies Group, Inc. Class A(5)	1,920	68
Sirius XM Holdings, Inc.	1,538	10
Skyworks Solutions, Inc.	135	26
SolarEdge Technologies, Inc.(5)	240	66
	Shares	Value

United States—continued
Southern Co. (The)	273	$17
SP Plus Corp.(5)	82	3
Square, Inc. Class A(5)	924	225
Star Group LP	1,380	15
Starbucks Corp.	487	54
Steel Dynamics, Inc.	627	37
STORE Capital Corp.	64	2
Stryker Corp.	134	35
Sunnova Energy International, Inc.(5)	1,720	65
Sunrun, Inc.(5)	1,200	67
Sykes Enterprises, Inc.(5)	261	14
Synchrony Financial	635	31
Synopsys, Inc.(5)	138	38
T. Rowe Price Group, Inc.	96	19
Target Corp.	342	83
Teradyne, Inc.	192	26
Tesla, Inc.(5)	43	29
Texas Instruments, Inc.	195	38
Thermo Fisher Scientific, Inc.	97	49
TJX Cos., Inc. (The)	279	19
T-Mobile US, Inc.(5)	100	14
Tyler Technologies, Inc.(5)	370	167
Tyson Foods, Inc. Class A	305	22
UDR, Inc.	5,800	284
United Airlines Holdings, Inc.(5)	3,500	183
United Therapeutics Corp.(5)	34	6
UnitedHealth Group, Inc.	454	182
Unum Group	593	17
Valero Energy Corp.	660	52
Valley National Bancorp	201	3
Veeva Systems, Inc. Class A(5)	130	40
Verizon Communications, Inc.	2,417	135
Vertex Pharmaceuticals, Inc.(5)	301	61
ViacomCBS, Inc. Class B	305	14
Viatris, Inc.	248	4
Visa, Inc. Class A	2,250	526
Vistra Corp.	697	13
Vulcan Materials Co.	90	16
Walgreens Boots Alliance, Inc.	326	17
Walmart, Inc.	562	79
Waste Management, Inc.	682	96
Waterstone Financial, Inc.	258	5
WEC Energy Group, Inc.	522	46
Westrock Co.	478	25
Whirlpool Corp.	65	14
Williams Cos., Inc. (The)	873	23
Xcel Energy, Inc.	130	9
Zoetis, Inc. Class A	961	179
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Zoom Video Communications, Inc. Class A(5)	25	$10
		17,620

Total Common Stocks (Identified Cost $29,946)		37,356

Warrants—0.0%
Bermuda—0.0%
Valaris Ltd.(5)	5	—(7)
Canada—0.0%
Cenovus Energy, Inc.(5)	65	—(7)
Thailand—0.0%
Minor International PCL(5)	1,503	1
Minor International PCL(5)	1,362	—(7)
		1

Total Warrants (Identified Cost $—)		1

Total Long-Term Investments—90.3% (Identified Cost $42,437)		50,079

Short-Term Investment—4.6%
Money Market Mutual Fund—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	2,540,349	2,540
Total Short-Term Investment (Identified Cost $2,540)		2,540

TOTAL INVESTMENTS—94.9% (Identified Cost $44,977)		$52,619
Other assets and liabilities, net—5.1%		2,812
NET ASSETS—100.0%		$55,431
Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $2,980 or 5.4% of net assets.
(2)	No contractual maturity date.
(3)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Value shown as par value.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange
Country Weightings†
United States	60%
Japan	5
United Kingdom	3
China	3
Germany	3
France	3
South Korea	3
Other	20
Total	100%
† % of total investments as of June 30, 2021.
Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
iBoxx Index Future	August 2021	(20)	$(2,995)	$—(a)	$—
10 Year U.S. Ultra Treasury Bond Future	September 2021	(4)	(589)	—	(3)
30 Year U.S. Treasury Bond Future	September 2021	2	321	—(a)	—
30 Year U.S. Ultra Treasury Bond Future	September 2021	(35)	(6,744)	—	(122)
5 Year U.S. Treasury Note Future	September 2021	149	18,391	—	(14)
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Japanese Yen Future	September 2021	25	$2,815	$—	$(6)
MSCI EAFE Index Future	September 2021	(15)	(1,728)	—	(4)
MSCI Emerging Markets Index Future	September 2021	(8)	(546)	—	—(a)
S&P 500 Index Utilities Future	September 2021	60	3,817	—	(16)
Total				$—	$(165)
Footnote Legend:
(a)Amount is less than $500.

Centrally cleared credit default swap - buy protection(1) outstanding as of June 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Baxter International	Quarterly	ICE	1.000%	06/20/26	$(360)	$(13)	$(13)	$——	$——
CDX.NA.HY.36(3)	Quarterly	ICE	5.000%	06/20/26	(1,010)	(103)	(99)	—	(4)
Valero Energy Corp	Quarterly	ICE	1.000%	06/20/26	(120)	(1)	1	—	(2)
International Business Machines Corp	Quarterly	ICE	1.000%	06/20/26	(370)	(12)	(11)	—	(1)
Total						$(129)	$(122)	$—	$(7)

Over-the-counter volatility swaps outstanding as of June 30, 2021 were as follows:
Referenced Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P Index(4)	$22.00	Maturity	UBS Securities LLC	07/16/21	$5,000	$44	$—	$44	$—
S&P Index(4)	18.80	Maturity	UBS Securities LLC	08/20/21	5,000	14	—	14	—
Total						$58	$—	$58	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
(4)	Variance Swap
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$11,825	$—	$11,825	$—
U.S. Government Securities	606	—	606	—
Equity Securities:
Common Stocks	37,356	37,356	—	—(1)(2)
Preferred Stocks	291	252	39	—
Warrants	1	1	—	—
Money Market Mutual Fund	2,540	2,540	—	—
Other Financial Instruments:
Futures Contracts	—	—	—	—
Over-the-Counter Volatility swaps	58	—	58	—
Total Assets	52,677	40,149	12,528	—
Liabilities:
Other Financial Instruments:
Futures Contracts	(165)	(165)	—	—
Centrally Cleared Credit Default Swap	(129)	—	(129)	—
Total Liabilities	(294)	(165)	(129)	—
Total Investments	$52,383	$39,984	$12,399	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.